Segment information - Reconciliation of Segment to Consolidated Net Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net income	R$ (1,377,348)	R$ 837,446	R$ 804,195
Other expenses	(192,439)	(115,211)	(64,430)
Reportable segments
Disclosure of operating segments [line items]
Net income	203,291	958,193	857,100
Mark-to-market and cost of funds related to the investment in Banco Inter	(1,382,773)	0	0
Amortization of fair value adjustment	(89,100)	(17,229)	(17,166)
Share-based compensation expenses	(66,917)	(120,695)	(64,294)
Gain on previously held interest in associate	15,848	2,992	0
Other expenses	(118,323)	(30,782)	1,714
Tax effect on adjustments	60,626	44,967	26,840
StoneCo (ex-Linx)
Disclosure of operating segments [line items]
Net income	229,528	958,193	857,100
Linx
Disclosure of operating segments [line items]
Net income	R$ (26,237)	R$ 0	R$ 0